Short-Term Loans - Schedule of Loans Working Capital and Capital Expenditures (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Short-Term Debt [Line Items]
Total	$ 2,936,469	$ 1,422,718
Wuxi Branch of Bank of China [Member]
Short-Term Debt [Line Items]
Interest rate	2.30%
Issuance Date	Dec. 18, 2025
Maturity date	Dec. 17, 2026
Total	$ 1,468,235	1,422,718
China Merchants Bank Wuxi Xihui Branch [Member]
Short-Term Debt [Line Items]
Interest rate	2.25%
Issuance Date	Jan. 14, 2026
Maturity date	Jan. 13, 2027
Total	$ 734,117
CITIC Bank Wuxi Huishan Branch [Member]
Short-Term Debt [Line Items]
Interest rate	2.40%
Issuance Date	Mar. 05, 2026
Maturity date	Mar. 04, 2027
Total	$ 734,117